SEGMENT INFORMATION - Summary of Adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Adjusted EBITDA, percentage generated in fourth quarter each year	50.00%
Operating Segments
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 335,449	$ 300,410	$ 263,195
Operating Segments | People Inc.
Segment Reporting Information [Line Items]
Adjusted EBITDA	329,751	305,944	266,958
Operating Segments | Digital
Segment Reporting Information [Line Items]
Adjusted EBITDA	317,233	300,808	240,911
Operating Segments | Print
Segment Reporting Information [Line Items]
Adjusted EBITDA	55,246	52,576	65,821
Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Adjusted EBITDA	5,698	(5,534)	(3,763)
Other
Segment Reporting Information [Line Items]
Adjusted EBITDA	(85,364)	(94,119)	(97,647)
Other | People Inc.
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ (42,728)	$ (47,440)	$ (39,774)